Employee Benefit Plans (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Retirement Plans [Member]
Expected benefit payments under current provision of plans
2012	$ 5,971
2013	6,615
2014	7,217
2015	7,806
2016	8,491
2017 through 2021	53,640
Other Benefits [Member]
Expected benefit payments under current provision of plans
2012	2,658
2013	2,827
2014	2,964
2015	3,134
2016	3,264
2017 through 2021	$ 17,402